SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jul. 31, 2017
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	$ 0	$ 11,211	$ 0
Effective Value Added Tax Rate	17.00%
Percentage Of Value Added Tax Refunded	3.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Business Acquisition, Percentage of Voting Interests Acquired	100.00%			100.00%
Retained Amount of Accounts Receivable	$ 18,203	12,838
Government Grants Received	$ 5,931	10,238	6,085
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments	$ 17,410	$ (14,428)	$ (48,841)
Decreased Net Income Per Share Basic	$ 0.17	$ 0.20	$ 0.51
Decreased Net Income Per Share diluted	$ 0.17	$ 0.20	$ 0.50
Decreased Net Income	$ 10,466	$ 12,062	$ 30,270
Percentage Of Currency Depreciation Or Appreciation	2.32%	2.07%	8.68%
Statutory Reserve Balance Of Registered Capital	50.00%
Payments to Acquire Businesses, Gross	$ 2,380
Grant [Member]
Accounting Policies [Line Items]
Revenue from Grants	4,784	$ 12,885	$ 2,886
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	1,461	3,935
SINGAPORE
Accounting Policies [Line Items]
Deposits Assets	$ 4,249	11,690
INDIA
Accounting Policies [Line Items]
Deposits Assets		$ 82
Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 133,723	$ 80,507
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years